Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets
Schedule of investments in convertible loans

Investments in convertible loans	As of December 31,
in 000€	2022	2021	2020
Convertible loan	3,494	3,560	6,203
Total	3,494	3,560	6,203

Schedule of investments in non-listed equity instruments

Investments in non-listed equity instruments	As of December 31,
in 000€	2022	2021	2020
Non-listed equity investments	307	399	3,842
Total	307	399	3,842

Schedule of Other non-current assets

Other non-current assets	As of December 31,
in 000€	2022	2021	2020
Tax credits	4,144	4,044	3,381
Guarantees and deposits	404	447	528
Loan to Link3D incl capitalized interest	—	2,249	—
LT deferred charges	—	741	—
Other	588	38	184
Total	5,136	7,519	4,093

Schedule of Other current assets

	As of December 31,
in 000€	2022	2021	2020
Deferred charges	4,158	2,958	2,841
Tax credits	962	673	1,243
Accrued income	17	384	260
Other tax receivables	1,004	1,459	1,125
Grants	944	1,021	1,181
Other non-trade receivables	1,077	675	1,617
Derivatives	261	1,770	23
Total other current assets	8,424	8,940	8,290